Related party transactions (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Related party transactions
Contributions to defined benefit pension	€ 20.0		€ 32.0
Dividends		€ 2,927.0	2,827.0
Associates
Related party transactions
Sales of goods and services	9.0		14.0
Purchase of goods and services	1.0		1.0
Trade balances owed by	5.0	5.0		€ 4.0
Trade balances owed to	1.0	1.0		2.0
Joint arrangements
Related party transactions
Sales of goods and services	106.0		10.0
Purchase of goods and services	94.0		102.0
Net interest income receivable	49.0	49.0	60.0
Trade balances owed by	164.0	164.0		107.0
Trade balances owed to	35.0	35.0		28.0
Other balances owed by	1,366.0	1,366.0		1,328.0
Other balances owed to	160.0	€ 160.0		€ 150.0
Board members and executive committee members
Related party transactions
Dividends	€ 3.9		€ 2.2